Segmentation of key figures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties	$ 51,900	$ 49,109		$ 48,518
YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	1.00%
Innovative Medicines | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	1.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 34,892	$ 32,278	[1]	31,831	[1]
Net sales, change in %	8.00%	1.00%
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,428	$ 12,274		12,790
Net sales, change in %	9.00%	(4.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,561	$ 1,943		3,323
Net sales, change in %	(20.00%)	(42.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,874	$ 1,841		1,739
Net sales, change in %	2.00%	6.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,587	$ 1,612		1,646
Net sales, change in %	(2.00%)	(2.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,556	$ 1,525		1,516
Net sales, change in %	2.00%	1.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,099	$ 1,059		956
Net sales, change in %	4.00%	11.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,155	$ 873		672
Net sales, change in %	32.00%	30.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,174	$ 867		635
Net sales, change in %	35.00%	37.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 828	$ 808		729
Net sales, change in %	2.00%	11.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 977	$ 777		581
Net sales, change in %	26.00%	34.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 235	$ 76		0
Net sales, change in %	209.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 167	0		0
Operating segments [member] | Innovative Medicines | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	76	6		0
Operating segments [member] | Innovative Medicines | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,139	$ 887		993
Net sales, change in %	28.00%	(11.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 21,464	$ 20,004		19,041
Net sales, change in %	7.00%	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,558	$ 4,621		4,733
Net sales, change in %	(1.00%)	(2.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,046	$ 1,888		1,835
Net sales, change in %	8.00%	3.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 517	$ 589		619
Net sales, change in %	(12.00%)	(5.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Topical Olopatadine Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247	$ 284		335
Net sales, change in %	(13.00%)	(15.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,748	$ 1,860		1,944
Net sales, change in %	(6.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,429	$ 3,287		3,233
Net sales, change in %	4.00%	2.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,341	$ 3,185		3,109
Net sales, change in %	5.00%	2.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 88	$ 102		124
Net sales, change in %	(14.00%)	(18.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,767	$ 1,617		1,521
Net sales, change in %	9.00%	6.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,039	$ 920		835
Net sales, change in %	13.00%	10.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 25	$ 23		31
Net sales, change in %	9.00%	(26.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 703	$ 674		655
Net sales, change in %	4.00%	3.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 454	$ 411		363
Net sales, change in %	10.00%	13.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 148	$ 151		149
Net sales, change in %	(2.00%)	1.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 101	$ 112		143
Net sales, change in %	(10.00%)	(22.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,050	$ 524		184
Net sales, change in %	100.00%	185.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,028	$ 507		170
Net sales, change in %	103.00%	198.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 22	$ 17		14
Net sales, change in %	29.00%	21.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,268	$ 7,481		7,958
Net sales, change in %	(3.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 464	$ 414		398
Net sales, change in %	12.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,284	$ 1,233		1,193
Net sales, change in %	4.00%	3.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,023	$ 957		1,073
Net sales, change in %	7.00%	(11.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,002	$ 960		926
Net sales, change in %	4.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 463	$ 488		515
Net sales, change in %	(5.00%)	(5.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 445	$ 465		525
Net sales, change in %	(4.00%)	(11.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,587	$ 2,964		3,328
Net sales, change in %	(13.00%)	(11.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,392	$ 2,474		1,412
Net sales, change in %	37.00%	75.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,837	$ 2,071		1,128
Net sales, change in %	37.00%	84.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 554	$ 402		283
Net sales, change in %	38.00%	42.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1	$ 1		$ 1
Net sales, change in %	0.00%	0.00%

[1]	Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018